Restricted Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Restricted Assets [Line Items]
After-tax profits	10.00%
Reserve funds	50.00%
PRC [Member]
Restricted Assets [Line Items]
Statutory reserve	$ 8,740	$ 3,200